Financial Instruments - Location of Gain/(Loss) Recognized (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ 211,203
Interest and finance costs
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (211,203)	$ (12,510)